Financial Instruments	12 Months Ended
Mar. 31, 2011
Financial Instruments
Financial Instruments

20.    Financial instruments:

Derivative instruments and, hedging activities—

In the normal course of business, NTT Group has certain financial instruments including long-term debt and other financial assets and liabilities incurred. Such financial instruments are exposed to the market risk of interest rate changes and foreign currency fluctuations. In applying a consistent risk management strategy for the purpose of reducing such risk, NTT Group uses derivative financial instruments, such as forward exchange contracts, interest rate swap agreements and currency swap agreements. NTT Group does not use derivative financial instruments for trading or speculative purposes.

Foreign Currency Exchange Rate Risk Management—

NTT Group from time to time enters into forward foreign exchange contracts, currency swap agreements and currency option agreements to hedge the risk of fluctuations in foreign currency exchange rates principally associated with long-term debt issued by NTT Group denominated in foreign currencies. Such contracts and agreements have the same maturity as the underlying debt.

Interest Rate Risk Management—

NTT Group's exposure to market risk for changes in interest rates relates principally to its debt obligations. NTT Group has long-term debt primarily with fixed rates. Interest rate swap agreements are entered into from time to time to convert floating rate underlying debt or assets into fixed rate debt or assets, or vice versa. Interest rate option contracts are entered into from time to time to hedge the risk of a rise in the interest rate of underlying debt. These instruments are executed with creditworthy financial institutions.

Fair Value Hedge—

The derivatives designated as fair value hedges include interest rate swap agreements that are used for reducing the risk arising from the changes in the fair value of fixed rate debt. The notional principal amounts of these derivatives were ¥235,800 million and ¥173,692 million at March 31, 2010 and 2011, respectively. As discussed in Note 9, NTT Group issues a variety of long-term debt bearing several types of interest and denominated in several currencies. NTT Group has a strategy to fix the anticipated cash flow related to those debts. From time to time, however, NTT Group enters into pay-floating/receive-fixed interest rate swaps, to protect the fair value of certain fixed rate debts in asset and liability management. Both the derivatives designated as fair value hedges and hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives that are highly effective as, and that are designated and qualified as fair value hedges, along with changes in the fair value of the hedged items that are attributable to the hedged risk, are recognized as "Other, net" in the consolidated statements of income. Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recorded in the consolidated statements of income for the fiscal year ended March 31, 2009, 2010 and 2011 were as follows:

	2009
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(67)	¥67

	2010
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(136)	¥136

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

The amount of ineffectiveness of these fair value hedges, which were reflected in earnings, was not material for all periods presented. In addition, there was no amount excluded from the assessment of hedge effectiveness of fair value hedges.

Cash Flow Hedge—

The derivatives designated as cash flow hedges include forward exchange contracts, currency swap agreements and interest rate swap agreements. As discussed in Note 9, NTT Group has foreign currency exposures related to its long-term debt denominated in other than yen. In accordance with NTT Group's strategy, NTT Group fixes the anticipated cash flows of paying interest and principal amounts by entering into foreign currency contracts and foreign currency swaps, to ensure its cash flows are fixed in yen. Also, as discussed in Note 9, NTT Group has floating rate debt exposures related to its long-term debt. In accordance with NTT Group strategy, NTT Group fixes the anticipated cash flows of interest payment by entering into pay-fixed/receive-floating interest rate swaps. Changes in the fair value of derivatives that are highly effective as, and that are designated and qualified as cash flow hedges are recorded in other comprehensive income (loss), until changes in cash flows from the hedged transactions are recognized as "Other, net" in the consolidated statements of income. For all periods presented, these cash flow hedges were effective and the amount representing hedges' ineffectiveness was not material. In addition, there was no material amount excluded from the assessment of hedge effectiveness of cash flow hedges.

The notional principal amounts of cash flow hedges at March 31, 2010 and 2011 were as follows:

	2010	2011
	Millions of yen
Forward exchange contracts	¥6,927	¥5,666
Interest rate swap agreements	153,130	135,280
Currency swap agreements	¥142,666	¥142,280

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2010 and 2011 were as follows:

	2010	2011
	Millions of yen
Forward exchange contracts	¥26	¥(187)
Interest rate swap agreements	(339)	(1,289)
Currency swap agreements	(1,003)	(910)

Total	¥(1,316)	¥(2,386)

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Consolidated statements of income item	2009	2010	2011
		Millions of yen
Forward exchange contracts	Other, net	¥50	¥(33)	¥(114)
Interest rate swap agreements	Other, net	(134)	(413)	(654)
Currency swap agreements	Other, net	3,192	2,603	1,919

Total		¥3,108	¥2,157	¥1,150

As of March 31, 2011, approximately ¥868 million of deferred net gains on derivative instruments in accumulated other comprehensive income (loss) are expected to be reclassified as earnings during the next twelve months when the related interest expense is recognized.

Derivatives not designated as hedging instruments—

NTT Group has forward exchange contracts, currency swap agreements and Currency option agreements to hedge currency exchange risks and also has interest rate swap agreements to manage interest rate risks. Some of these derivative financial instruments are not designated as hedging instruments.

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2010 and 2011 were as follows:

	2010	2011
	Millions of yen
Forward exchange contracts	¥8	¥36,761
Interest rate swap agreements	80,000	89,332
Currency swap agreements	293	—
Currency option agreements	19,889	12,760

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Consolidated statements of income item	2009	2010	2011
		Millions of yen
Forward exchange contracts	Other, net	¥(4,060)	¥(5)	¥(4,815)
Interest rate swap agreements	Other, net	(102)	(347)	74
Currency swap agreements	Other, net	(10,734)	14	(14)
Currency option agreements	Other, net	—	(1,552)	(3,426)

Total		(14,896)	(1,890)	(8,181)

Changes in the fair value of the derivatives in the table above includes forward exchange contracts and call option agreements entered into to manage the foreign exchange risk associated with overseas investments.

Fair value of financial instruments—

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values are not included in the table; such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll. Fair value information regarding "Marketable securities and other investments" is disclosed in Note 7.

	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,157,992	¥4,290,762	¥4,192,674	¥4,354,131

The fair value of long-term debt, including the current portion, is measured at discount rates for similar debt instruments of comparable maturities currently offered by NTT Group.

The fair value of derivative instruments and amounts recorded in the consolidated balance sheets at March 31, 2010 and 2011 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2010	2011
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥8	¥485
Interest rate swap agreements
Prepaid expenses and other current assets	631	1,235
Other assets	2,697	46
Currency swap agreements
Prepaid expenses and other current assets	—	5
Other assets	932	1,603

Subtotal	4,268	3,374

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	—	347
Interest rate swap agreements
Other assets	14	—
Currency swap agreements
Prepaid expenses and other current assets	14	—
Currency option agreements
Prepaid expenses and other current assets	—	1

Subtotal	28	348

Total	¥4,296	¥3,722

	2010	2011
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥196	¥4
Interest rate swap agreements
Other (Current liabilities)	51	153
Other (Long-term liabilities)	1,456	1,185
Currency swap agreements
Other (Current liabilities)	—	7,387
Other (Long-term liabilities)	4,385	2,142

Subtotal	6,088	10,871

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	—	941
Other (Long-term liabilities)	—	90
Interest rate swap agreements
Other (Current liabilities)	186	109
Other (Long-term liabilities)	485	474
Currency option agreements
Other (Current liabilities)	168	1
Other (Long-term liabilities)	1,384	1,859

Subtotal	2,223	3,474

Total	¥8,311	¥14,345

Contingent features in derivative instruments—

At March 31, 2011, NTT Group had no material derivative instruments that contain credit-risk-related contingent features, which would have a material adverse effect on NTT's consolidated financial position or results of operations.

Concentrations of credit risk—

NTT Group does not have any significant concentration of business transacted with an individual counter-party or groups of counter-parties that could, if suddenly eliminated, severely impact its operations at March 31, 2011.